EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2019
Text block [abstract]
EXPLORATION AND EVALUATION ASSETS
5.	EXPLORATION AND EVALUATION ASSETS

(a)	Rook I Property
The Rook I Project is located in Northern Saskatchewan, approximately 40 kilometres (km) east of the Saskatchewan – Alberta border, approximately 150 km north of the town of La Loche and 640 km northwest of the City of Saskatoon and consists of 32 contiguous mineral claims totalling 35,065 hectares.
The Rook I Project hosts the Arrow deposit discovered in February 2014, the Bow discovery in March 2015, the Harpoon discovery in August 2016 and the Arrow South discovery in July 2017. The Company released an updated mineral resource estimate and the results of a pre-feasibility
study in November 2018, in each case, in respect of the Arrow deposit.

NexGen has a 100% interest in the claims subject only to: (i) a 2% net smelter return royalty (“NSR”); and (ii) a 10% production carried interest, in each case, only on claims
S-113928
to
S-113933
(the Arrow deposit is not located on any of these claims). The NSR may be reduced to 1% upon payment of $1 million. The 10% production carried interest provides for the owner to be carried to the date of commercial production.

(b)	Other Athabasca Basin Properties
The Other Athabasca Basin Properties are a portfolio of early stage mineral properties in the Athabasca Basin. The properties are grouped geographically as “SW1”, “SW2” and “SW3”. The SW2 properties are held directly by NexGen. The SW1 and SW3 properties are held by NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd., respectively, each a wholly owned subsidiary.

(c)	IsoEnergy Properties
The IsoEnergy Properties consist of (i) a 100% interest in the Radio Project, Saskatchewan (subject to a 2% net smelter return royalty and 2% gross overriding royalty); (ii) a 100% interest in the Thorburn Lake Project, Saskatchewan (subject to a 1% net smelter return royalty and a 10% carried interest which can be reduced to 1% at the holder’s option upon completion of a bankable feasibility study); (iii) a 100% interest, in each of the Madison, 2Z, Carlson Creek and North Thorburn properties, Saskatchewan; (iv) a 100% interest in the Mountain Lake property, Nunavut; (v) a 100% interest in the Geiger property, Saskatchewan; (vi) a 100% interest in the Larocque East property, Saskatchewan that consists of 6 mineral claims constituting 3,200 hectares; and (vi) a portfolio of newly staked claims in Saskatchewan, all of which are early stage exploration properties.
In 2019, IsoEnergy decided not to incur expenditure limits required to maintain their Fox mineral claims in good standing and accordingly has impaired the amounts related to that property totalling $14,354.
The following is a summary of the capitalized costs on the projects described above.

	Rook I $	Other Athabasca Basin Properties $	IsoEnergy Properties $	Total $
Acquisition costs:
Balance, December 31, 2018	235,077	1,457,607	26,622,545	28,315,229
Additions	-	-	14,077	14,077
Impairment	-	-	(847)	(847)
Balance, December 31, 2019	235,077	1,457,607	26,635,775	28,328,459

Deferred exploration costs:
Balance, December 31, 2018	148,658,925	6,530,533	10,623,907	165,813,365
Additions:
Drilling	17,596,099	1,508,527	1,921,903	21,026,529
General exploration	5,453,717	4,126	665,140	6,122,983
Geological and geophysical	19,859,997	1,042,071	844,448	21,746,516
Labour and wages	6,099,402	78,110	825,860	7,003,372
Share-based payments (Note 10)	1,227,604	-	98,474	1,326,078
Travel	888,515	-	138,098	1,026,613
Impairment	-	-	(13,507)	(13,507)
	51,125,334	2,632,834	4,480,416	58,238,584
Balance, December 31, 2019	199,784,259	9,163,367	15,104,323	224,051,949

Total costs, December 31, 2019	200,019,336	10,620,974	41,740,098	252,380,408
Acquisition costs:
Balance, December 31, 2017	235,077	1,457,607	24,737,248	26,429,932
Additions	-	-	1,885,297	1,885,297
Balance, December 31, 2018	235,077	1,457,607	26,622,545	28,315,229

Deferred exploration costs:
Balance, December 31, 2017	112,937,959	4,942,297	8,102,367	125,982,623
Additions:	-	-
Drilling	16,761,145	-	1,103,960	17,865,105
General exploration	2,885,003	(23,200)	142,069	3,003,872
Geological and geophysical	7,650,358	1,611,436	256,224	9,518,018
Labour and wages	5,008,846	-	693,611	5,702,457
Share-based payments (Note 10)	2,883,711	-	235,852	3,119,563
Travel	531,903	-	89,824	621,727
	35,720,966	1,588,236	2,521,540	39,830,742
Balance, December 31, 2018	148,658,925	6,530,533	10,623,907	165,813,365

Total costs, December 31, 2018	148,894,002	7,988,140	37,246,452	194,128,594